Document and Entity Information	12 Months Ended
May 08, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2011
Registrant Name	IVY FUNDS
Central Index Key	0000883622
Amendment Flag	false
Document Creation Date	May 8, 2012
Document Effective Date	May 8, 2012
Prospectus Date	Jul 29, 2011

IVY FUNDS PROSPECTUS SUPPLEMENT DATED MAY 8, 2012

Ivy Funds

Supplement dated May 8, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011, November 16, 2011, February 17, 2012 and April 24, 2012

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 42 for Ivy Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	6.30%	5.98%	5.96%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.54%	5.80%	5.84%
Lipper Corporate Debt Funds A Rated Universe Average (net of fees and expenses)	7.53%	4.78%	5.24%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 52 for Ivy High Income Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	14.32%	8.41%	8.67%
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup High Yield Market Index, effective March 2012. IICO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	15.19%	8.81%	8.60%
Lipper High Current Yield Funds Universe Average (net of fees and expenses)	14.22%	6.59%	7.02%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 55 for Ivy Limited-Term Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	4.12%	5.11%	4.94%
Barclays 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays 1-5 Year U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	4.08%	5.05%	4.88%
Lipper Short-Intermediate Investment Grade Debt Funds Universe Average (net of fees and expenses)	5.49%	4.55%	4.45%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 103 for Ivy Asset Strategy Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	6.30%	5.98%	5.96%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.54%	5.80%	5.84%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes)	0.24%	2.81%	2.59%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. IICO believes that the Barclays U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	0.13%	2.31%	2.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses)	9.58%	5.09%	6.63%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 111 for Ivy Balanced Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	6.77%	5.70%	5.94%
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.59%	5.56%	5.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	12.78%	3.32%	3.13%

The following is added as a bullet point to the “Principal Investment Risks” section on page 133 for Ivy Money Market Fund:

■	Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds as well as otherwise subject to regulation by the SEC. The SEC continues to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Supplement Text Block	ivyf_SupplementTextBlock

IVY FUNDS PROSPECTUS SUPPLEMENT DATED MAY 8, 2012

Ivy Funds

Supplement dated May 8, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011, November 16, 2011, February 17, 2012 and April 24, 2012

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 42 for Ivy Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	6.30%	5.98%	5.96%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.54%	5.80%	5.84%
Lipper Corporate Debt Funds A Rated Universe Average (net of fees and expenses)	7.53%	4.78%	5.24%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 52 for Ivy High Income Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	14.32%	8.41%	8.67%
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup High Yield Market Index, effective March 2012. IICO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	15.19%	8.81%	8.60%
Lipper High Current Yield Funds Universe Average (net of fees and expenses)	14.22%	6.59%	7.02%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 55 for Ivy Limited-Term Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	4.12%	5.11%	4.94%
Barclays 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays 1-5 Year U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	4.08%	5.05%	4.88%
Lipper Short-Intermediate Investment Grade Debt Funds Universe Average (net of fees and expenses)	5.49%	4.55%	4.45%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 103 for Ivy Asset Strategy Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	6.30%	5.98%	5.96%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.54%	5.80%	5.84%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes)	0.24%	2.81%	2.59%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. IICO believes that the Barclays U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	0.13%	2.31%	2.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses)	9.58%	5.09%	6.63%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 111 for Ivy Balanced Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	6.77%	5.70%	5.94%
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.59%	5.56%	5.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	12.78%	3.32%	3.13%

The following is added as a bullet point to the “Principal Investment Risks” section on page 133 for Ivy Money Market Fund:

■	Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds as well as otherwise subject to regulation by the SEC. The SEC continues to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.

Ivy Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	ivyf_SupplementTextBlock

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 42 for Ivy Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	6.30%	5.98%	5.96%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.54%	5.80%	5.84%
Lipper Corporate Debt Funds A Rated Universe Average (net of fees and expenses)	7.53%	4.78%	5.24%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Ivy High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	ivyf_SupplementTextBlock

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 52 for Ivy High Income Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	14.32%	8.41%	8.67%
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup High Yield Market Index, effective March 2012. IICO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	15.19%	8.81%	8.60%
Lipper High Current Yield Funds Universe Average (net of fees and expenses)	14.22%	6.59%	7.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Ivy Limited-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	ivyf_SupplementTextBlock

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 55 for Ivy Limited-Term Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	4.12%	5.11%	4.94%
Barclays 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays 1-5 Year U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	4.08%	5.05%	4.88%
Lipper Short-Intermediate Investment Grade Debt Funds Universe Average (net of fees and expenses)	5.49%	4.55%	4.45%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	ivyf_SupplementTextBlock

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 103 for Ivy Asset Strategy Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	6.30%	5.98%	5.96%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.54%	5.80%	5.84%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes)	0.24%	2.81%	2.59%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. IICO believes that the Barclays U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	0.13%	2.31%	2.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses)	9.58%	5.09%	6.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Ivy Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	ivyf_SupplementTextBlock

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 111 for Ivy Balanced Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	6.77%	5.70%	5.94%
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.59%	5.56%	5.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	12.78%	3.32%	3.13%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Ivy Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	ivyf_SupplementTextBlock

The following is added as a bullet point to the “Principal Investment Risks” section on page 133 for Ivy Money Market Fund:

■	Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds as well as otherwise subject to regulation by the SEC. The SEC continues to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.

Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes) | Ivy Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	5.96%
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes) | Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	5.96%
Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) (The Fund's benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.) | Ivy Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	5.84%
Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) (The Fund's benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.) | Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	5.84%
Lipper Corporate Debt Funds A Rated Universe Average (net of fees and expenses) | Ivy Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.53%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	5.24%
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes) | Ivy High Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.32%
5 Years	rr_AverageAnnualReturnYear05	8.41%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	8.67%
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes) (The Fund's benchmark changed from Citigroup High Yield Market Index, effective March 2012. IICO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.) | Ivy High Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.19%
5 Years	rr_AverageAnnualReturnYear05	8.81%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	8.60%
Lipper High Current Yield Funds Universe Average(net of fees and expenses) | Ivy High Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.22%
5 Years	rr_AverageAnnualReturnYear05	6.59%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	7.02%
Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes) | Ivy Limited-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.12%
5 Years	rr_AverageAnnualReturnYear05	5.11%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	4.94%
Barclays 1-5 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) (The Fund's benchmark changed from Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays 1-5 Year U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.) | Ivy Limited-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	4.88%
Lipper Short-Intermediate Investment Grade Debt Funds Universe Average(net of fees and expenses) | Ivy Limited-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.49%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	4.45%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average(net of fees and expenses) | Ivy Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	3.13%
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund's benchmark changed from Citigroup Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.) | Ivy Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	5.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	1.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Ivy Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	1.42%
Barclays U.S. Treasury Bills: 1-3 Month Index(reflects no deduction for fees, expenses or taxes) (The Fund's benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. IICO believes that the Barclays U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.) | Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	2.25%
Citigroup Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes) | Ivy Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.77%
5 Years	rr_AverageAnnualReturnYear05	5.70%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	5.94%
Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses) | Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	6.63%
Citigroup Short-Term Index for 1 Month Certificates of Deposit(reflects no deduction for fees, expenses or taxes) | Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years (or Life of Class)	rr_AverageAnnualReturnYear10	2.59%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Document Creation Date	dei_DocumentCreationDate	May 8, 2012